united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22901

CLA Strategic Allocation Fund

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

17605 Wright Street, Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CLA STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2015
Shares		Fair Value

	COMMON STOCK - 39.5%
	AGRICULTURE - 1.5%
100	Philip Morris International, Inc.	$ 8,553

	BANKS - 2.7%
200	Bank of America Corp.	3,576
100	JPMorgan Chase & Co.	6,853
100	Wells Fargo & Co.	5,787
		16,216
	COMPUTERS - 10.2%
500	Apple, Inc.	60,650

	COSMETICS/PERSONAL CARE - 2.6%
200	Procter & Gamble Co.	15,340

	DIVERSIFIED FINANCIAL SERVICES - 0.3%
300	RCS Capital Corp. - Class A *	1,749

	INTERNET - 1.6%
100	Facebook, Inc. *	9,401

	OIL & GAS - 14.8%
350	Chevron Corp.	30,968
500	ConocoPhillips	25,170
400	Exxon Mobil Corp.	31,684
		87,822
	PFARMACEUTICALS - 2.6%
200	AstraZeneca PLC	6,758
200	GlaxoSmithKline PLC	8,688
		15,446
	RETAIL - 1.2%
100	Wal-Mart Stores, Inc.	7,198

	SOFTWARE - 0.8%
100	Microsoft Corp.	4,670

	TELECOMMUNICATIONS - 1.2%
200	AT&T, Inc.	6,948

	TOTAL COMMON STOCK ( Cost - $242,608)	233,993

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 39.6%
	LISTED REAL ESTATE INVESTMENT TRUSTS (REITs) - 11.4%
100	Annaly Capital Management, Inc.	995
3,000	Global Net Lease, Inc.	24,480
600	NorthStar Realty Finance Corp.	9,600
400	Select Income REIT	8,028
100	Spirit Realty Capital, Inc.	1,015
600	VEREIT, Inc.	5,256
300	WP Carey, Inc.	18,357
		67,731

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2015
Shares		Fair Value

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS (REITs) - 28.2%
432	ARC Global Trust II * #	$ 10,000
2,595	ARC Hospitality * #	60,000
1,075	Carey WaterMark Investors II, Inc. * #	10,000
1,077	Carter Validus Mission Critical REIT II * #	10,000
430	Cole Credit Property Trust V, Inc. * #	10,000
5,376	Cole Office and Industrial REIT, Inc. * #	50,000
527	Northstar Healthcare Income, Inc. * #	5,000
538	Northstar Real Estate Income II, Inc. * #	5,000
503	Steadfast Apartment REIT, Inc. * #	6,975
		166,975

	TOTAL REAL ESTATE INVESTMENT TRUSTS ( Cost - $236,343)	234,706

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES - 2.5%
1,600	NexPoint * #	14,720
	(Cost - $14,720)

	MUTUAL FUNDS - 2.6%
840	Cole Real Estate Income Strategy, Inc. - Class W	15,289
	(Cost - $15,230)

	US GOVERNMENT AGENCY - 16.8%
100,000	United States Treasury Bill	99,966
	(Cost - $99,966)

	TOTAL INVESTMENTS - 101.0% (Cost - $608,867) (a)	$ 598,674
	LIABILITIES LESS OTHER ASSETS - NET - (1.0) %	(5,916)
	TOTAL NET ASSETS - 100.0%	$ 592,758

* Non-Income producing security.
# Fair Value estimates using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $181,695 or 30.7 % of net assets.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $608,867 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,699
	Unrealized depreciation:	(12,892)
	Net unrealized depreciation:	$ (10,193)

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds. Open-end funds are valued at their net asset value per share and closed-end funds that trade on an exchange are valued as described under security valuation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at "fair value" as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund's Board of Trustees (the "Board"). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in segnificant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The 'fair value" of securities may be difficult to deterermine and thus judgement plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with repect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

CLA STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

The Fund invests in some securities which are not traded and the Board's Valuation Committee has established a methodology for fair value of each type of security. Non-traded Real Estate Investment Trusts ("REITs") purchased directly from the company will be valued at purchase cost during the offering period according to management's fair valuation methodology unless the REIT issues an updated valuation. Non Listed REITs purchased on a secondary market will be initially valued with a price determined after taking into consideration: a) the purchase price; b) observable transaction price for an active dividend reinvestment plan; c) observable transaction associated with a redemption program; d) an illiquidity discount; e) internal valuations calculations; f) external valuation calculations. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see a significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorzied as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorzied in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. For non-traded private investments that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. In the circumstance that the NAVs are being reported infrequently, the Advisor deems it appropriate to adjust the NAV by a relevant benchmark in between Sponsor NAV reporting periods to reflect movements in underlying direct real estate values. The Valuation Committee meets requently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The non-traded Business Development Companies provide quarterly fair value pricing which is used as an indicator of the valuation for the fund. If the value fluctuates, the Advisor will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value. Non-traded Business Development Companies are categorzied as Level 3 in the fair value hierarchy.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

CLA STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2015 in valuing the Funds' investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 233,993	$ -	$ -	$ 233,993
Real Estate Investment Trusts	67,731	-	-	67,731
Non-Listed Real Estate Investment Trusts	-	-	166,975	166,975
Non-Listed Business Development Companies	-	-	14,720	14,720
Mutual Funds	15,289	-	-	15,289
US Government Agency	-	99,966	-	99,966
Total	$ 317,013	$ 99,966	$ 181,695	$ 598,674

*Refer to the Portfolios of Investments for security classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Beginning balance	$ -
Total realized gain (loss)	-
Change in unrealized appreciation	-
Return of Capital	-
Cost of purchases	181,695.00
Proceeds from sales	-
Accrued interest	-
Net transfers in/out of level 3	-
Ending balance	$ 181,695.00

The total change in unrealzied appreciation attritutable to Level 3 investment still held at July 31, 2015 includes:

	$ -

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLA Strategic Allocation Fund

By

 /s/Clay Archey

Clay Archey, Principal Executive Officer/President & Principal Financial Officer/Treasurer

Date 9/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

 /s/Clay Archey

Clay Archey, Principal Executive Officer/President & Principal Financial Officer/Treasurer

Date 9/25/15